UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE REAL ESTATE FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Real Estate Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Worldwide Real Estate Fund
Schedule of Investments
September 30, 2007 (unaudited)

Number
of Shares			Value
COMMON STOCKS: 85.3%
Argentina: 1.8%
35,000	IRSA Inversiones y Representaciones S.A. (GDR) *†		555,450

Australia: 3.3%
61,324	Lend Lease Corp. Ltd. #		1,025,196

Canada: 7.4%
33,375	Brookfield Properties Corp. (USD)		831,037
70,800	Killam Properties, Inc.		640,627
36,800	Mainstreet Equity Corp. *		595,667
6,800	Timberwest Forest Corp., Stapled Units		109,043
10,000	Timberwest Forest Corp., Stapled Units R		160,358
			2,336,732

China/Hong Kong: 13.5%
30,000	Cheung Kong Holdings Ltd. #		493,905
200,000	Hang Lung Properties Ltd. #		892,943
3,000,000	Shanghai Real Estate Ltd. #		1,294,397
20,000	Sun Hung Kai Properties Ltd. #		336,455
1,000,000	Tian An China Investments Co. Ltd. #		1,226,088
			4,243,788

France: 1.0%
1,250	Unibail-Rodamco #		321,307

Germany: 1.8%
15,000	IVG Immobilien AG † #		560,814

India: 0.7%
28,000	Hirco PLC (GBP) * #		211,778

Indonesia: 2.0%
20,000,000	Kawasan Industri Jababeka
	Tbk PT * #		622,707

Italy: 0.8%
200,000	Beni Stabili S.p.A. #		250,489

Japan: 11.6%
12,000	Goldcrest Co. Ltd. † #		550,363
59,000	Mitsubishi Estate Co. Ltd. #		1,681,619
40,000	Sumitomo Realty & Development
	Co. Ltd. † #		1,400,295
			3,632,277

Philippines: 2.4%
10,000,000	Megaworld Corp. * #		758,930

Thailand: 0.5%
305,600	Ticon Industrial Connection PCL		176,539

Ukraine: 1.4%
15,000	XXI Century Investments Public Ltd. (GBP) * #		442,146

United Kingdom: 2.4%
16,160	British Land Co. PLC #		386,659
10,562	Land Securities Group PLC #		362,626
			749,285

United States: 34.7%
10,000	Apartment Investment &
	Management Co. (Class A)		451,300
9,000	Boston Properties, Inc.		935,100
225,000	Denny’s Corp. *†		900,000
30,000	Equity Inns, Inc. †		677,400
10,000	General Growth Properties, Inc. †		536,200
30,300	Hilton Hotels Corp.†		1,408,647
3,061	Host Hotels & Resorts, Inc. †		68,689
10,000	Liberty Property Trust		402,100
84,400	Lodgian, Inc. *†		995,920
11,500	Mesabi Trust †		234,600
20,000	MVC Capital, Inc.		370,600
35,000	Post Properties, Inc. †		1,354,500
12,000	Prologis †		796,200
5,500	Public Storage, Inc.		432,575
5,000	SL Green Realty Corp. †		583,850
5,000	Starwood Hotels & Resorts
	Worldwide, Inc.
	(Paired Certificate)		303,750
17,000	Walter Industries, Inc. †		457,300
			10,908,731
Total Common Stocks
(Cost: $13,985,105)			26,796,169

		Principal
		Amount
REPURCHASE AGREEMENT: 14.6%
State Street Bank & Trust Co.,
3.80% (dated 9/28/07, due 10/1/07,
repurchase price $4,578,449
collateralized by $4,725,000
Federal National Mortgage Association, 3.25%,
due 2/15/09 with a value of $4,670,989)
(Cost: $4,577,000)		$4,577,000	4,577,000

Total Investments Before Collateral for
Securities Loaned: 99.9%
(Cost: $18,562,105)			31,373,169

SHORT TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 25.9%
State Street Navigator Securities
Lending Prime Portfolio
(Cost: $8,122,306)		8,122,306	8,122,306

Total Investments: 125.8%
(Cost: $26,684,411)			39,495,475

Liabilities in excess of other assets: (25.8)%			(8,094,302)
NET ASSETS: 100.0%			$ 31,401,173

GBP British Pound
GDR Global Depositary Receipt
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities loaned is $7,861,025.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued  pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $12,818,717, which represented 40.8% of net assets.

R
This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities are considered liquid and the market value amounted to $160,358 or 0.5% of net assets.

Restricted Securities held by the Fund are as follows:

	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
Timberwest Forest Corp.	1/24/2002	10,000	$69,361	$160,358	0.5%

The aggregate cost of investments owned for Federal income tax purposes is $26,633,793, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation					$ 13,110,806
Gross Unrealized Depreciation					(249,124)
Net Unrealized Appreciation					$ 12,861,682

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”) which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Real Estate Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Real Estate Fund

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Real Estate Fund

Date: November 29, 2007

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Real Estate Fund

Date: November 29, 2007